UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F


Report for the Calendar Year or Quarter Ended:  March 31, 2006

Check here if Amendment [   ]; Amendment Number:  _____
     This Amendment (Check only one.):  [   ] is a restatement.
                                        [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Jensen Investment Management, Inc.
Address:  2130 Pacwest Center
          1211 SW Fifth Avenue
          Portland, OR  97204-3721

13F File Number:  28-03495

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Gary W. Hibler
Title:  Principal
Phone:  (503) 274-2044

Signature, Place, and Date of Signing:

     /s/ GARY W. HIBLER                            May 12, 2006
     -----------------------------         -----------------------------
         Gary W. Hibler                            Portland, OR

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]  13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]  13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




Report Summary:

Number of Other Included Managers:          -0-
                                        ----------------
Form 13F Information Table Entry Total:     92
                                        ----------------
Form 13F Information Table Value Total:     $2,621,797
                                        ----------------
                                            (thousands)

List of Other Included Managers:            None
                                        ----------------

                       Jensen Investment Management, Inc.
                                 March 31, 2006

ITEM 1                                 ITEM 2   ITEM 3       ITEM 4        ITEM 5       ITEM 6       ITEM 7      ITEM 8

                                       Title                 Fair          Number                                Voting
                                       of                    Market        of           Investment   Other       Authority
Name of Issuer                         Class    Cusip #      Value         Shares       Discretion   Managers    Over
                                                             (thousands)                                         (Shares)
--------------                         ------   ---------    -----------   ---------    ----------   --------    ---------
3M Co                                  Common   88579Y101    121,758       1,608,636       Sole          NONE    1,608,636
AK Steel Hldg Corp                     Common   001547108         11             750       Sole          NONE          750
Abbott Laboratories                    Common   002824100    112,978       2,660,180       Sole          NONE    2,660,180
Adobe Systems Inc                      Common   00724F101      1,874          53,672       Sole          NONE       53,672
Alltel Corp                            Common   020039103        265           4,090       Sole          NONE        4,090
American Electric Power Co             Common   025537101         17             500       Sole          NONE          500
American Power Conversion              Common   029066107          5             200       Sole          NONE          200
Amgen Inc                              Common   031162100         65             900       Sole          NONE          900
Automatic Data Processing              Common   053015103    118,944       2,603,860       Sole          NONE    2,603,860
BMC Software                           Common   055921100          2              75       Sole          NONE           75
Block H & R Inc                        Common   093671105         42           1,952       Sole          NONE        1,952
Boeing Co                              Common   097023105         12             155       Sole          NONE          155
Bristol-Myers Squibb                   Common   110122108      1,007          40,900       Sole          NONE       40,900
Brown Forman Corp Cl B                 Common   115637209        108           1,400       Sole          NONE        1,400
CDW Corp.                              Common   12512N105     56,123         953,670       Sole          NONE      953,670
Check Point Software                   Common   M22465104         18             900       Sole          NONE          900
ChevronTexaco Corp                     Common   166764100         35             600       Sole          NONE          600
ChoicePoint Inc                        Common   170388102         13             300       Sole          NONE          300
Clorox Co                              Common   189054109     65,632       1,096,600       Sole          NONE    1,096,600
Coca-Cola Co                           Common   191216100     54,472       1,300,977       Sole          NONE    1,300,977
Colgate-Palmolive Co                   Common   194162103    102,912       1,802,305       Sole          NONE    1,802,305
Conagra Foods Inc                      Common   205887102         26           1,200       Sole          NONE        1,200
Consolidated Edison Inc                Common   209115104        207           4,765       Sole          NONE        4,765
Costco Wholesale Corp                  Common   22160K105          5             100       Sole          NONE          100
DNP Select Income Fd Inc               Common   23325P104         52           5,000       Sole          NONE        5,000
Del Monte Foods Co                     Common   24522P103          2             200       Sole          NONE          200
Dionex Corp                            Common   254546104      3,109          50,572       Sole          NONE       50,572
Ecolab, Inc.                           Common   278865100     75,157       1,967,450       Sole          NONE    1,967,450
Emerson Electric Co                    Common   291011104    147,236       1,760,569       Sole          NONE    1,760,569
Equifax Inc                            Common   294429105    111,998       3,007,466       Sole          NONE    3,007,466
Escrow Bonneville Pacific Corp         Common   098904998          0             545       Sole          NONE          545
Exxon Mobil Corp                       Common   30231G102        285           4,688       Sole          NONE        4,688
Fidelity National Financial, Inc.      Common   31620M106        359           8,850       Sole          NONE        8,850
Fifth Third Bancorp                    Common   316773100          9             225       Sole          NONE          225
First Data Corp                        Common   319963104    110,351       2,356,930       Sole          NONE    2,356,930
Freddie Mac                            Common   313400301         18             300       Sole          NONE          300
Gannett Company                        Common   364730101        108           1,800       Sole          NONE        1,800
Genentech Inc                          Common   368710406         25             300       Sole          NONE          300
General Electric Co                    Common   369604103    140,832       4,049,213       Sole          NONE    4,049,213
Genuine Parts Co                       Common   372460105        439          10,024       Sole          NONE       10,024
Glaxosmithkline PLC Spons ADR          Common   37733W105        224           4,275       Sole          NONE        4,275

ITEM 1                                 ITEM 2   ITEM 3       ITEM 4        ITEM 5       ITEM 6       ITEM 7      ITEM 8

                                       Title                 Fair          Number                                Voting
                                       of                    Market        of           Investment   Other       Authority
Name of Issuer                         Class    Cusip #      Value         Shares       Discretion   Managers    Over
                                                             (thousands)                                         (Shares)

Heinz H J Co                           Common   423074103        243           6,415       Sole          NONE        6,415
Intel Corp                             Common   458140100        487          25,170       Sole          NONE       25,170
International Business Machines Corp   Common   459200101        260           3,154       Sole          NONE        3,154
Johnson & Johnson                      Common   478160104    116,850       1,973,156       Sole          NONE    1,973,156
Kellogg Co                             Common   487836108         18             400       Sole          NONE          400
Lee Enterprises Inc                    Common   523768109         15             450       Sole          NONE          450
McDonald's Corp                        Common   580135101        186           5,423       Sole          NONE        5,423
McGraw Hill Companies                  Common   580645109    144,649       2,510,400       Sole          NONE    2,510,400
Medtronic Inc                          Common   585055106    112,726       2,221,200       Sole          NONE    2,221,200
Merck & Company                        Common   589331107         49           1,400       Sole          NONE        1,400
Microsoft Corp                         Common   594918104        781          28,690       Sole          NONE       28,690
Mittal Steel Company ADR               Common   60684P101         70           1,850       Sole          NONE        1,850
Mylan Laboratories Inc                 Common   628530107        213           9,112       Sole          NONE        9,112
Nestle SA ADR                          Common   641069406        444           6,000       Sole          NONE        6,000
New York Times Co Class A              Common   650111107          3             100       Sole          NONE          100
Nike Inc Cl B                          Common   654106103        440           5,166       Sole          NONE        5,166
Nordson Corp                           Common   655663102        202           4,050       Sole          NONE        4,050
Omnicom Group Inc                      Common   681919106    123,304       1,481,130       Sole          NONE    1,481,130
Park National Corp                     Common   700658107          0               1       Sole          NONE            1
Patterson Companies                    Common   703395103    101,262       2,876,760       Sole          NONE    2,876,760
Paychex Inc                            Common   704326107     83,349       2,000,705       Sole          NONE    2,000,705
Pepsico Inc                            Common   713448108     95,558       1,653,547       Sole          NONE    1,653,547
Pfizer Inc                             Common   717081103     65,003       2,608,457       Sole          NONE    2,608,457
Plum Creek Timber Co                   Common   729251108          4             100       Sole          NONE          100
Posco                                  Common   693483109         29             450       Sole          NONE          450
Procter & Gamble Co                    Common   742718109    133,218       2,312,007       Sole          NONE    2,312,007
Qualcomm Inc                           Common   747525103        174           3,440       Sole          NONE        3,440
Reliance Steel And Aluminum Co         Common   759509102        479           5,100       Sole          NONE        5,100
Royal Dutch Shell ADR Class A          Common   780259206         75           1,200       Sole          NONE        1,200
Sara Lee Corp                          Common   803111103         61           3,400       Sole          NONE        3,400
Schlumberger Ltd                       Common   806857108         51             400       Sole          NONE          400
Stancorp Finl Group                    Common   852891100          1              20       Sole          NONE           20
Starbucks Corp                         Common   855244109          9             250       Sole          NONE          250
Stryker Corp                           Common   863667101    132,757       2,994,062       Sole          NONE    2,994,062
Sysco Corp                             Common   871829107    104,642       3,264,959       Sole          NONE    3,264,959
T Rowe Price Group                     Common   74144T108    101,289       1,295,095       Sole          NONE    1,295,095
Techne Corp                            Common   878377100         36             600       Sole          NONE          600
Transamerica Income Shares             Common   893506105         32           1,500       Sole          NONE        1,500
US Bancorp                             Common   902973304         58           1,911       Sole          NONE        1,911
Verizon Communications                 Common   92343V104         62           1,834       Sole          NONE        1,834
Vodafone Group                         Common   92857W100         45           2,160       Sole          NONE        2,160
WD 40 CO                               Common   929236107        140           4,543       Sole          NONE        4,543
Wal Mart Stores Inc                    Common   931142103         47           1,000       Sole          NONE        1,000
Walgreen Company                       Common   931422109        494          11,460       Sole          NONE       11,460
Washington Mutual Inc                  Common   939322103         64           1,500       Sole          NONE        1,500
Wells Fargo & Co                       Common   949746101     73,052       1,143,768       Sole          NONE    1,143,768
Weyerhaeuser Co                        Common   962166104        164           2,268       Sole          NONE        2,268
Wilmington Trust Corp                  Common   971807102        483          11,140       Sole          NONE       11,140
Wrigley Wm Jr Co                       Common   982526105        259           4,050       Sole          NONE        4,050
Wyeth                                  Common   983024100        427           8,806       Sole          NONE        8,806
Zebra Technologies                     Common   989207105        795          17,776       Sole          NONE       17,776

                                                           2,621,797
                                                           =========